Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
Schedule of future minimum annual commitments under these operating leases

Years Ending December 31	Amount
2022	$914
2023	1,125
2024	1,062
2025	779
Thereafter	2,699
Total	$6,579